Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in brokerage account	$232,313,494	$—	$—	$232,313,494
Liabilities:
Public Warrants	$8,280,000	$—	$—	$8,280,000
Private Placement Warrants	—	—	21,894,000	21,894,000
Total liabilities	$8,280,000	$—	$21,894,000	$30,174,000

Summary of the changes in the fair value of the Private Placement Warrants

The following table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private
Warrant
Liability
Balance at, January 1, 2021	$14,685,000
Recognized gain (loss) on change in fair value	(3,738,000)
Fair value, March 31, 2021	10,947,000
Recognized gain (loss) on change in fair value	1,869,000
Fair value, June 30, 2021	12,816,000
Recognized gain on change in fair value	9,078,000
Fair value, September 30, 2021	$21,894,000

Summary of quantitative information regarding Level 3 fair value measurements inputs

	As of	As of
	December 31, 2020	September 30, 2021
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price at December 31, 2020)	$10.12	$8.69
Volatility	21%	80%
Term	5.7	5.07
Risk-free rate	0.46%	0.99%
Dividend yield	0%	0%